CONSOLIDATED INRERIM STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Thousands	Share capital [Member]		Share premium and other capital reserves [Member]		Accumulated deficit [Member]	Total Attributable to equity holders of the Company [Member]		Non-controlling interests [Member]		Total
Balance at Dec. 31, 2021	$ 234		$ 260,488		$ (207,069)	$ 53,653		$ 9,767		$ 63,420
Loss	0		0		(17,096)	(17,096)		(1,764)		(18,860)
Forfeiture of non-controlling interests regarding share-based compensation	0		60		0	60		(60)		0
Benefit to non-controlling interests regarding share-based compensation	0		(2)		0	(2)		2		0
Exercise of subsidiary options	0			[1]	0		[1]		[1]		[1]
Exercise of options	0		7		0	7		0		7
Restricted stock units (“RSUs”) vested		[1]		[1]	0	0		0		0
Share-based compensation	0		327		0	327		503		830
Balance at Jun. 30, 2022	234		260,880		(224,165)	36,949		8,448		45,397
Balance at Dec. 31, 2022	235		261,402		(233,707)	27,930		6,860		34,790
Loss	0		0		(13,294)	(13,294)		(1,465)		(14,759)
Issuance of ordinary shares, net	2		334		0	336		0		336
Forfeiture of non-controlling interests regarding share-based compensation	0		69		0	69		(69)		0
Issuance of a subsidiary ordinary shares to the Company	0		(809)		0	(809)		809		0
Issuance of a subsidiary preferred shares to non-controlling interests	0		(238)		0	(238)		9,761		9,523
Restricted stock units (“RSUs”) vested		[1]		[1]	0	0		0		0
Share-based compensation and RSUs	0		294		0	294		925		1,219
Balance at Jun. 30, 2023	$ 237		$ 261,052		$ (247,001)	$ 14,288		$ 16,821		$ 31,109

[1]	Represents an amount lower than $1.